Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets, Net [Line Items]
Fixed assets, gross	$ 106,627	$ 96,901
Less: accumulated depreciation	(41,799)	(28,507)
Net book value	64,828	68,394
Depreciation expense	14,557	11,140	7,831
Office building [Member]
Fixed Assets, Net [Line Items]
Fixed assets, gross	36,261	36,173
Computer equipment (including servers) [Member]
Fixed Assets, Net [Line Items]
Fixed assets, gross	52,349	45,360
Leasehold improvements [Member]
Fixed Assets, Net [Line Items]
Fixed assets, gross	15,121	12,877
Office furniture [Member]
Fixed Assets, Net [Line Items]
Fixed assets, gross	1,610	1,406
Vehicles [Member]
Fixed Assets, Net [Line Items]
Fixed assets, gross	$ 1,286	$ 1,085